TWO ROADS SHARED TRUST

WEALTHFRONT RISK PARITY FUND

Class W WFRPX

Incorporated herein by reference is the definitive version of the prospectus for the Wealthfront Risk Parity Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 26, 2018 (SEC Accession No. 0001580642-18-000424).